Leases (Details) - Schedule of Lease Expenses - CNY (¥)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Schedule of Lease Expenses [Abstract]
Operating lease expense	¥ 126,000	¥ 504,000	¥ 504,000
Short-term rental expenses	¥ 11,314